LION BATTERY TECHNOLOGIES INC. - Disclosure of detailed information about gross funding to Lion (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Oct. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Jun. 30, 2023	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Jun. 30, 2020	Jul. 31, 2019
Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount of preferred stock received for investment	$ 4,692	$ 80	$ 100	$ 362	$ 560	$ 590	$ 500	$ 700	$ 700	$ 1,100